Debt (Schedule of Future Payments) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
2019	$ 1,167
2020	489
2021	519,000
2022	0
2023	0
Thereafter	0
Total future payment	520,656
Add: Unamortized debt premium	1,176	$ 1,583
Less: Debt issuance cost	(3,121)	(4,222)
Total debt	$ 518,711	$ 507,906